Nature of Business and Organization (Details) - Schedule of Fair Values of Net Assets Acquired and Liabilities Assumed - USD ($)	May 26, 2023	Dec. 21, 2022	Mar. 18, 2022	Dec. 29, 2021
Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net		$ 3,746,298	$ 4,519,839	$ 216,572
Prepayments	$ 1,587,580	550,944	8,050,558	575,913
Others receivable	106,839	246,748		4,761,164
Inventory	29,846
Property and equipment, net	868,434
Equipment, net		123,446	3,504	9,980,931
Deferred tax assets			16,415	10
Deposits		610,393		595,149
Accounts payable		(1,546,037)
Short-term bank borrowings		(1,884,823)	(193,339)	(1,647,679)
Accounts and notes payable				(803,784)
Others payable and accrued liabilities	(3,326,020)	(1,383,077)	(7,685,086)	(1,631,611)
Amount due to related parties		(1,552,719)
Tax payable	(3,483)	(21,589)	(1,126,777)	(1,859,485)
Capital lease and financing obligations				(2,351,104)
Total identifiable net assets (liabilities)	(736,805)	(1,110,416)	3,585,114	7,836,077
Goodwill	22,029,753	13,715,130	5,364,709	14,157,570
Total purchase price for acquisition net of cash	$ 21,292,948	$ 12,604,714	$ 8,949,823	$ 21,993,647